Operating Profit - Operating Expenses (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Analysis of income and expense [abstract]
Depreciation of owned property, plant and equipment	£ 10,312	£ 8,730	£ 6,634
Depreciation of right-of-use assets	13,026	11,861	10,958
Impairment/(Reversal of impairment) of right-of-use assets	130	(131)	214
Amortisation of intangible assets	15,473	12,467	11,163
Net loss/(gain) on disposal of non-current assets (tangibles and intangibles)	690	(45)	(73)
Net gain on disposal of right-of-use asset	(139)	(1)	(187)
Loss on derecognition of right-of-use assets sub-leased	81	0	132
Research and development tax credit	(7,788)	(5,027)	(2,211)
Government grants	(2,803)	(2,935)	(642)
Share-based compensation expense	34,678	31,058	35,005
Restructuring costs	11,645	6,588	0
Expected credit loss allowance on trade receivables	58	932	765
Expected credit loss allowance on accrued income	(8)	0	(26)
Operating lease costs, land and buildings	£ 3,165	£ 1,957	£ 855